JPMorgan Total Return Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.89%)	(1.48%)	0.87%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.73%)	(1.36%)	0.74%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	(0.62%)	1.36%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.57%)	(1.71%)	0.18%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.54%	(0.90%)	0.54%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.